Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 333,662	$ 378,687	$ 383,201
Net pool allocation		1,058	3,700
Long-term time charters
Revenues
Revenues	$ 243,288	312,978	355,251
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement	5 years
Spot time charters
Revenues
Revenues	$ 90,374	60,715	16,475
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement	5 years
Cool Pool
Revenues
Revenues		4,994	11,475
Net pool allocation		$ 1,058	$ 3,700